GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 76.1%
Agriculture  — 4.8%
17,000 Archer-Daniels-Midland Co. .......... $ 1,282,140
10,000 Bunge Ltd. ...................... 1,082,500
35,500 Corteva Inc. ..................... 1,816,180
33,090 Nutrien Ltd. ..................... 2,043,638
6,224,458
Automotive  — 0.2%
19,000 Iveco Group NV† ................. 178,018
Energy and Energy Services  — 20.9%
7,300 APA Corp. ...................... 300,030
19,500 Baker Hughes Co. ................. 688,740
27,000 BP plc, ADR ..................... 1,045,440
16,195 Chevron Corp. ................... 2,730,801
10,900 ConocoPhillips ................... 1,305,820
15,089 Coterra Energy Inc. ................ 408,158
13,000 Devon Energy Corp. ............... 620,100
3,800 Diamondback Energy Inc. ........... 588,544
30,000 Eni SpA ........................ 483,882
9,200 EOG Resources Inc. ............... 1,166,192
32,900 Exxon Mobil Corp. ................ 3,868,382
17,000 Halliburton Co. ................... 688,500
2,200 Hess Corp. ...................... 336,600
36,200 Kinder Morgan Inc. ................ 600,196
14,700 Marathon Oil Corp. ................ 393,225
9,000 Marathon Petroleum Corp. ........... 1,362,060
2,000 NextEra Energy Partners LP .......... 59,400
9,649 Occidental Petroleum Corp. .......... 626,027
8,700 ONEOK Inc. ..................... 551,841
8,300 Phillips 66 ...................... 997,245
5,100 Pioneer Natural Resources Co. ........ 1,170,705
23,500 Schlumberger NV ................. 1,370,050
31,500 Shell plc, ADR ................... 2,027,970
11,000 Suncor Energy Inc. ................ 378,180
24,000 The Williams Companies Inc. ......... 808,560
24,200 TotalEnergies SE, ADR .............. 1,591,392
5,100 Valero Energy Corp. ............... 722,721
26,890,761
Food and Beverage  — 1.3%
25,000 Mowi ASA ...................... 443,012
25,000 Tyson Foods Inc., Cl. A ............. 1,262,250
1,705,262
Health Care  — 5.3%
60,000 Bayer AG ....................... 2,883,121
27,000 Elanco Animal Health Inc.† ........... 303,480
20,600 Zoetis Inc. ...................... 3,583,988
6,770,589
Machinery  — 3.1%
4,000 AGCO Corp. ..................... 473,120
Shares
Market
Value
94,700 CNH Industrial NV ................. $ 1,145,870
6,400 Deere & Co. ..................... 2,415,232
4,034,222
Metals and Mining  — 37.4%
46,718 Agnico Eagle Mines Ltd. ............ 2,123,333
176,000 Alamos Gold Inc., Cl. A ............. 1,987,040
91,500 Artemis Gold Inc.† ................ 390,723
389,000 B2Gold Corp. .................... 1,124,210
159,894 Barrick Gold Corp. ................ 2,326,458
154,224 Bellevue Gold Ltd.† ................ 137,334
51,000 BHP Group Ltd., ADR .............. 2,900,880
511,802 De Grey Mining Ltd.† .............. 366,905
92,500 Dundee Precious Metals Inc. ......... 572,060
137,800 Eldorado Gold Corp.† .............. 1,227,798
98,085 Endeavour Mining plc .............. 1,922,343
571,853 Evolution Mining Ltd. .............. 1,209,644
26,800 Franco-Nevada Corp. ............... 3,577,532
79,500 Freeport-McMoRan Inc. ............. 2,964,555
62,137 Fresnillo plc ..................... 417,883
82,000 Glencore plc ..................... 470,126
42,000 Gold Fields Ltd., ADR .............. 456,120
142,500 K92 Mining Inc.† ................. 605,356
105,000 Karora Resources Inc.† ............. 296,080
343,400 Kinross Gold Corp. ................ 1,565,904
58,000 Lundin Gold Inc. .................. 651,206
36,500 MAG Silver Corp.† ................ 378,505
115,272 Newcrest Mining Ltd. .............. 1,817,279
70,900 Newmont Corp. .................. 2,619,755
398,005 Northern Star Resources Ltd. ......... 2,676,686
207,000 OceanaGold Corp. ................. 405,389
117,300 Osisko Gold Royalties Ltd. ........... 1,378,275
226,100 Osisko Mining Inc.† ............... 409,502
920,671 Perseus Mining Ltd. ............... 973,750
49,000 Rio Tinto plc, ADR ................ 3,118,360
9,800 Royal Gold Inc. ................... 1,042,034
142,000 SSR Mining Inc. .................. 1,887,180
56,400 Victoria Gold Corp.† ............... 242,500
102,700 Wesdome Gold Mines Ltd.† .......... 536,089
198,783 Westgold Resources Ltd.† ........... 216,634
78,750 Wheaton Precious Metals Corp. ....... 3,193,313
48,188,741
Specialty Chemicals  — 3.1%
22,600 CF Industries Holdings Inc. .......... 1,937,724
12,000 FMC Corp. ...................... 803,640
25,500 The Mosaic Co. ................... 907,800
8,900 Yara International ASA .............. 337,224
3,986,388
TOTAL COMMON STOCKS ......... 97,978,439

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
EXCHANGE TRADED FUNDS  — 0.9%
Agriculture  — 0.9%
14,500 VanEck Agribusiness ETF ............ $ 1,141,150
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.7%
Metals and Mining  — 0.7%
$ 750,000 Allied Gold Corp.,
8.750%, 09/07/28(a) ............. 750,000
200,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... 183,020
933,020
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 933,020
CORPORATE BONDS  — 4.4%
Metals and Mining  — 4.4%
750,000 AngloGold Ashanti Holdings plc,
3.750%, 10/01/30 ............... 604,592
750,000 Freeport-McMoRan Inc.,
4.125%, 03/01/28 ............... 688,024
675,000 Hecla Mining Co.,
7.250%, 02/15/28 ............... 653,974
500,000 IAMGOLD Corp.,
5.750%, 10/15/28(a) ............. 391,965
1,300,000 Kinross Gold Corp.,
6.250%, 07/15/33(a) ............. 1,250,461
500,000 New Gold Inc.,
7.500%, 07/15/27(a) ............. 467,448
1,750,000 Northern Star Resources Ltd.,
6.125%, 04/11/33(a) ............. 1,633,257
5,689,721
TOTAL CORPORATE BONDS ........ 5,689,721
U.S. GOVERNMENT OBLIGATIONS  — 17.9%
23,325,000 U.S. Treasury Bills,
4.961% to 5.446%††, 10/19/23 to
03/14/24 ...................... 23,087,100
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN AND SECURITIES SOLD
SHORT — 100.0% ............
(Cost $153,782,209) ............. $ 128,829,430
Shares
Market
Value
SECURITIES SOLD SHORT — (0.1)%
Energy and Energy Services — (0.1)%
2,000 NextEra Energy Partners LP ............... $ 59,400
TOTAL SECURITIES SOLD SHORT
(Proceeds received $76,560)(b) ......... $ 59,400
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At September 30, 2023, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 77.1% $ 99,366,318
Europe .............................. 12.6 16,251,351
Asia/Pacific ......................... 9.6 12,337,758
South Africa ......................... 0.4 456,120
Latin America ....................... 0.3 417,883
Total Investments — Long Positions 100.0% $ 128,829,430
Short Positions
North America ...................... (2.3) % $ (2,987,562)
Europe .............................. (0.1) (58,281)
Asia/Pacific ......................... (0.0) ** (8,393)
Total Investments — Short Positions (2.4)% $ (3,054,236)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
As of September 30, 2023, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (1.5)%
Agnico Eagle Mines Ltd. Pershing LLC 127 USD 577,215 USD 60.00 10/20/23 $ 26
Agnico Eagle Mines Ltd. Pershing LLC 35 USD 159,075 USD 53.00 12/15/23 2,516
Agnico Eagle Mines Ltd. Pershing LLC 160 USD 727,200 USD 60.00 12/15/23 3,946
Agnico Eagle Mines Ltd. Pershing LLC 50 USD 227,250 USD 57.50 01/19/24 2,733
Alamos Gold Inc., Cl. A Pershing LLC 360 USD 406,440 USD 11.75 10/20/23 8,796
Alamos Gold Inc., Cl. A Pershing LLC 150 USD 169,350 USD 12.50 10/20/23 2,024
Alamos Gold Inc., Cl. A Pershing LLC 600 USD 677,400 USD 12.50 02/16/24 39,673
Archer-Daniels-Midland Co. Pershing LLC 85 USD 641,070 USD 87.50 10/20/23 149
Archer-Daniels-Midland Co. Pershing LLC 85 USD 641,070 USD 77.50 12/15/23 20,469
B2Gold Corp. Pershing LLC 1,290 USD 372,810 USD 5.00 10/20/23 5
B2Gold Corp. Pershing LLC 1,300 USD 375,700 USD 4.70 12/15/23 1,144
B2Gold Corp. Pershing LLC 1,300 USD 375,700 USD 5.00 01/19/24 1,893
Baker Hughes Co. Pershing LLC 65 USD 229,580 USD 33.00 10/20/23 17,624
Baker Hughes Co. Pershing LLC 65 USD 229,580 USD 33.00 12/15/23 23,137
Baker Hughes Co. Pershing LLC 65 USD 229,580 USD 41.00 02/16/24 5,400
Barrick Gold Corp. Pershing LLC 345 USD 501,975 USD 18.00 10/20/23 612
Barrick Gold Corp. Pershing LLC 85 USD 123,675 USD 18.00 11/17/23 494
Barrick Gold Corp. Pershing LLC 584 USD 849,720 USD 18.00 12/15/23 6,710
Barrick Gold Corp. Pershing LLC 454 USD 660,570 USD 18.50 01/19/24 7,891
BHP Group Ltd., ADR Pershing LLC 180 USD 1,023,840 USD 65.00 11/17/23 6,473
BHP Group Ltd., ADR Pershing LLC 160 USD 910,080 USD 62.00 12/15/23 20,741
BHP Group Ltd., ADR Pershing LLC 170 USD 966,960 USD 70.00 01/19/24 8,534
BP plc, ADR Pershing LLC 90 USD 348,480 USD 38.00 10/20/23 12,067
BP plc, ADR Pershing LLC 90 USD 348,480 USD 40.00 11/17/23 7,248
BP plc, ADR Pershing LLC 90 USD 348,480 USD 37.00 12/15/23 24,802
Bunge Ltd. Pershing LLC 50 USD 541,250 USD 105.00 10/20/23 23,713
Bunge Ltd. Pershing LLC 50 USD 541,250 USD 115.00 12/15/23 13,757
CF Industries Holdings Inc. Pershing LLC 50 USD 428,700 USD 80.00 10/20/23 33,662
CF Industries Holdings Inc. Pershing LLC 42 USD 360,108 USD 85.00 10/20/23 13,440
CF Industries Holdings Inc. Pershing LLC 42 USD 360,108 USD 85.00 11/17/23 20,624
CF Industries Holdings Inc. Pershing LLC 42 USD 360,108 USD 85.00 12/15/23 25,515
Chevron Corp. Pershing LLC 60 USD 1,011,720 USD 180.00 10/20/23 1,246
Chevron Corp. Pershing LLC 58 USD 977,996 USD 170.00 11/17/23 26,204
Chevron Corp. Pershing LLC 28 USD 472,136 USD 172.00 12/15/23 14,886
Chevron Corp. Pershing LLC 15 USD 252,930 USD 180.00 12/15/23 3,628
CNH Industrial NV Pershing LLC 347 USD 419,870 USD 16.00 10/20/23 8
CNH Industrial NV Pershing LLC 300 USD 363,000 USD 16.00 12/15/23 982
ConocoPhillips Pershing LLC 37 USD 443,260 USD 122.50 12/15/23 19,565
Corteva Inc. Pershing LLC 115 USD 588,340 USD 65.00 10/20/23 10
Corteva Inc. Pershing LLC 120 USD 613,920 USD 59.00 12/15/23 4,538
Coterra Energy Inc. Pershing LLC 55 USD 148,775 USD 29.00 10/20/23 843
Coterra Energy Inc. Pershing LLC 45 USD 121,725 USD 29.50 10/20/23 458
Coterra Energy Inc. Pershing LLC 50 USD 135,250 USD 30.00 12/15/23 2,339
Deere & Co. Pershing LLC 20 USD 754,760 USD 425.00 10/20/23 833
Deere & Co. Pershing LLC 24 USD 905,712 USD 425.00 12/15/23 11,767
Deere & Co. Pershing LLC 20 USD 754,760 USD 430.00 02/16/24 18,268
Devon Energy Corp. Pershing LLC 65 USD 310,050 USD 55.00 11/17/23 3,378
Devon Energy Corp. Pershing LLC 65 USD 310,050 USD 57.50 01/19/24 5,180
Diamondback Energy Inc. Pershing LLC 10 USD 154,880 USD 150.00 11/17/23 9,371

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Diamondback Energy Inc. Pershing LLC 11 USD 170,368 USD 147.00 01/19/24 $ 16,866
Diamondback Energy Inc. Pershing LLC 10 USD 154,880 USD 165.00 03/15/24 8,852
Dundee Precious Metals Inc. Morgan Stanley 250 CAD 210,000 CAD 11.50 12/15/23 1,027
Eldorado Gold Corp. Pershing LLC 353 USD 314,523 USD 11.50 11/17/23 1,862
Eni SpA Morgan Stanley 20 EUR 152,560 EUR 14.75 10/20/23 6,990
Eni SpA Morgan Stanley 20 EUR 152,560 EUR 15.00 11/17/23 7,145
Eni SpA Morgan Stanley 20 EUR 152,560 EUR 16.00 01/19/24 4,121
EOG Resources Inc. Pershing LLC 30 USD 380,280 USD 127.50 11/17/23 16,350
EOG Resources Inc. Pershing LLC 30 USD 380,280 USD 136.20 01/19/24 14,771
EOG Resources Inc. Pershing LLC 32 USD 405,632 USD 139.00 03/15/24 20,580
Exxon Mobil Corp. Pershing LLC 116 USD 1,363,928 USD 120.00 10/20/23 18,503
Exxon Mobil Corp. Pershing LLC 108 USD 1,269,864 USD 114.00 12/15/23 81,810
Exxon Mobil Corp. Pershing LLC 105 USD 1,234,590 USD 116.00 02/16/24 86,152
FMC Corp. Pershing LLC 40 USD 267,880 USD 125.00 10/20/23 0
FMC Corp. Pershing LLC 40 USD 267,880 USD 125.00 12/15/23 15
Franco-Nevada Corp. Pershing LLC 86 USD 1,148,014 USD 160.00 11/17/23 2,995
Franco-Nevada Corp. Pershing LLC 43 USD 574,007 USD 160.00 12/15/23 3,228
Franco-Nevada Corp. Pershing LLC 9 USD 120,141 USD 165.00 12/15/23 456
Freeport-McMoRan Inc. Pershing LLC 265 USD 988,185 USD 45.00 10/20/23 1,169
Freeport-McMoRan Inc. Pershing LLC 280 USD 1,044,120 USD 45.00 12/15/23 13,206
Freeport-McMoRan Inc. Pershing LLC 250 USD 932,250 USD 45.00 02/16/24 28,860
Glencore plc Pershing LLC 82 GBP 385,318 GBp 4.71 12/15/23 23,855
Gold Fields Ltd., ADR Pershing LLC 165 USD 179,190 USD 15.00 10/20/23 31
Gold Fields Ltd., ADR Pershing LLC 115 USD 124,890 USD 17.50 11/17/23 9
Gold Fields Ltd., ADR Pershing LLC 140 USD 152,040 USD 17.00 12/15/23 366
Halliburton Co. Pershing LLC 60 USD 243,000 USD 38.00 11/17/23 22,991
Halliburton Co. Pershing LLC 60 USD 243,000 USD 40.00 01/19/24 22,115
Halliburton Co. Pershing LLC 50 USD 202,500 USD 46.00 03/15/24 10,001
Hess Corp. Pershing LLC 12 USD 183,600 USD 150.00 11/17/23 11,840
Hess Corp. Pershing LLC 10 USD 153,000 USD 155.00 01/19/24 11,204
Kinder Morgan Inc. Pershing LLC 122 USD 202,276 USD 18.50 10/20/23 135
Kinder Morgan Inc. Pershing LLC 120 USD 198,960 USD 19.00 12/15/23 566
Kinder Morgan Inc. Pershing LLC 120 USD 198,960 USD 18.25 02/16/24 2,345
Kinross Gold Corp. Pershing LLC 960 USD 437,760 USD 6.00 11/17/23 2,787
Kinross Gold Corp. Pershing LLC 1,145 USD 522,120 USD 6.00 12/15/23 6,518
Kinross Gold Corp. Pershing LLC 1,124 USD 512,544 USD 5.00 01/19/24 27,638
Marathon Oil Corp. Pershing LLC 50 USD 133,750 USD 30.00 10/20/23 463
Marathon Oil Corp. Pershing LLC 50 USD 133,750 USD 29.00 12/15/23 4,611
Marathon Oil Corp. Pershing LLC 47 USD 125,725 USD 31.00 02/16/24 4,745
Marathon Petroleum Corp. Pershing LLC 30 USD 454,020 USD 125.00 10/20/23 80,645
Marathon Petroleum Corp. Pershing LLC 25 USD 378,350 USD 145.00 11/17/23 26,671
Marathon Petroleum Corp. Pershing LLC 35 USD 529,690 USD 125.00 12/15/23 98,943
Mowi ASA Morgan Stanley 202 NOK 3,828,910 NOK 197.92 12/15/23 9,263
Newmont Corp. Pershing LLC 215 USD 794,425 USD 47.00 10/20/23 508
Nutrien Ltd. Pershing LLC 110 USD 679,360 USD 67.50 10/20/23 3,064
Nutrien Ltd. Pershing LLC 110 USD 679,360 USD 72.50 12/15/23 8,200
Occidental Petroleum Corp. Pershing LLC 45 USD 291,960 USD 65.00 10/20/23 8,015
Occidental Petroleum Corp. Pershing LLC 40 USD 259,520 USD 72.50 11/17/23 2,897
Occidental Petroleum Corp. Pershing LLC 10 USD 64,880 USD 70.00 12/15/23 1,853
ONEOK Inc. Pershing LLC 27 USD 171,261 USD 71.00 10/20/23 183
ONEOK Inc. Pershing LLC 30 USD 190,290 USD 71.00 11/17/23 829
ONEOK Inc. Pershing LLC 30 USD 190,290 USD 65.00 12/15/23 6,211

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Osisko Gold Royalties Ltd. Pershing LLC 325 USD 381,875 USD 16.50 11/17/23 $ 403
Osisko Gold Royalties Ltd. Pershing LLC 134 USD 157,450 USD 14.00 01/19/24 4,212
Phillips 66 Pershing LLC 25 USD 300,375 USD 105.00 11/17/23 39,165
Phillips 66 Pershing LLC 30 USD 360,450 USD 115.00 01/19/24 32,251
Phillips 66 Pershing LLC 28 USD 336,420 USD 130.00 03/15/24 15,300
Pioneer Natural Resources Co. Pershing LLC 16 USD 367,280 USD 240.00 11/17/23 9,133
Pioneer Natural Resources Co. Pershing LLC 19 USD 436,145 USD 240.00 01/19/24 19,483
Pioneer Natural Resources Co. Pershing LLC 16 USD 367,280 USD 255.00 03/15/24 14,983
Rio Tinto plc, ADR Pershing LLC 85 USD 540,940 USD 65.00 10/20/23 10,240
Rio Tinto plc, ADR Pershing LLC 85 USD 540,940 USD 66.25 10/20/23 6,510
Rio Tinto plc, ADR Pershing LLC 85 USD 540,940 USD 66.25 11/17/23 14,465
Rio Tinto plc, ADR Pershing LLC 85 USD 540,940 USD 70.00 11/17/23 5,488
Rio Tinto plc, ADR Pershing LLC 150 USD 954,600 USD 70.00 12/15/23 17,726
Royal Gold Inc. Pershing LLC 25 USD 265,825 USD 120.00 11/17/23 2,331
Royal Gold Inc. Pershing LLC 33 USD 350,889 USD 132.00 01/19/24 3,170
Royal Gold Inc. Pershing LLC 40 USD 425,320 USD 120.00 03/15/24 16,636
Schlumberger NV Pershing LLC 80 USD 466,400 USD 55.00 11/17/23 42,112
Schlumberger NV Pershing LLC 80 USD 466,400 USD 65.00 01/19/24 17,115
Schlumberger NV Pershing LLC 75 USD 437,250 USD 70.00 02/16/24 10,907
Shell plc, ADR Pershing LLC 105 USD 675,990 USD 60.00 10/20/23 50,109
Shell plc, ADR Pershing LLC 90 USD 579,420 USD 68.00 12/15/23 10,096
Shell plc, ADR Pershing LLC 60 USD 386,280 USD 62.50 01/19/24 25,834
Shell plc, ADR Pershing LLC 60 USD 386,280 USD 65.00 01/19/24 17,295
SSR Mining Inc. Pershing LLC 470 USD 624,630 USD 18.00 10/20/23 111
SSR Mining Inc. Pershing LLC 475 USD 631,275 USD 17.00 12/15/23 7,266
SSR Mining Inc. Pershing LLC 475 USD 631,275 USD 17.50 02/16/24 12,872
Suncor Energy Inc. Pershing LLC 55 USD 189,090 USD 32.00 11/17/23 17,324
Suncor Energy Inc. Pershing LLC 55 USD 189,090 USD 38.00 01/19/24 4,810
The Mosaic Co. Pershing LLC 85 USD 302,600 USD 42.50 10/20/23 550
The Mosaic Co. Pershing LLC 90 USD 320,400 USD 50.00 11/17/23 564
The Mosaic Co. Pershing LLC 80 USD 284,800 USD 45.00 02/16/24 6,603
The Williams Companies Inc. Pershing LLC 70 USD 235,830 USD 33.50 10/20/23 6,118
The Williams Companies Inc. Pershing LLC 70 USD 235,830 USD 37.00 11/17/23 1,341
The Williams Companies Inc. Pershing LLC 100 USD 336,900 USD 35.00 12/15/23 7,387
TotalEnergies SE, ADR Pershing LLC 80 USD 526,080 USD 60.00 10/20/23 48,200
TotalEnergies SE, ADR Pershing LLC 92 USD 604,992 USD 63.00 12/15/23 45,795
TotalEnergies SE, ADR Pershing LLC 70 USD 460,320 USD 70.00 02/16/24 16,956
Tyson Foods Inc., Cl. A Pershing LLC 125 USD 631,125 USD 60.00 12/15/23 3,981
Valero Energy Corp. Pershing LLC 25 USD 354,275 USD 135.00 11/17/23 26,798
Valero Energy Corp. Pershing LLC 26 USD 368,446 USD 130.00 01/19/24 46,570
Wheaton Precious Metals Corp. Pershing LLC 200 USD 811,000 USD 50.00 11/17/23 3,278
Wheaton Precious Metals Corp. Pershing LLC 115 USD 466,325 USD 52.50 11/17/23 1,112
Wheaton Precious Metals Corp. Pershing LLC 113 USD 458,215 USD 45.00 01/19/24 15,710
Wheaton Precious Metals Corp. Pershing LLC 90 USD 364,950 USD 50.00 01/19/24 4,734
Wheaton Precious Metals Corp. Pershing LLC 270 USD 1,094,850 USD 50.00 03/15/24 29,004
Zoetis Inc. Pershing LLC 68 USD 1,183,064 USD 190.00 11/17/23 12,785
Zoetis Inc. Pershing LLC 68 USD 1,183,064 USD 190.00 12/15/23 20,239
TOTAL OTC CALL OPTIONS WRITTEN $ 1,938,854
OTC Put Options Written — (0.2)%
Utilities Select Sector SPDR Fund Pershing LLC 440 USD 2,592,920 USD 60.00 11/17/23 $ 90,030
VanEck Agribusiness ETF Pershing LLC 145 USD 1,141,150 USD 80.00 12/15/23 41,187

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
VanEck Agribusiness ETF Pershing LLC 145 USD 1,141,150 USD 80.00 01/19/24 $ 63,769
TOTAL OTC PUT OPTIONS WRITTEN $ 194,986
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.1)%
AGCO Corp. 20 USD 236,560 USD 135.00 10/20/23 $ 400
AGCO Corp. 20 USD 236,560 USD 135.00 11/17/23 2,400
Alamos Gold Inc., Cl. A 650 USD 733,850 USD 12.50 01/19/24 34,450
ConocoPhillips 40 USD 479,200 USD 120.00 11/17/23 20,800
ConocoPhillips 32 USD 383,360 USD 130.00 01/19/24 11,616
Dundee Precious Metals Inc. 300 CAD 252,000 CAD 11.00 10/20/23 773
Dundee Precious Metals Inc. 375 CAD 315,000 CAD 10.00 02/16/24 7,454
Eldorado Gold Corp. 205 USD 182,655 USD 12.00 01/19/24 4,100
Endeavour Mining plc 380 CAD 1,011,560 CAD 35.00 10/20/23 1,539
Endeavour Mining plc 211 CAD 561,682 CAD 34.00 11/17/23 2,641
Endeavour Mining plc 390 CAD 1,038,180 CAD 34.00 12/15/23 2,728
Franco-Nevada Corp. 102 USD 1,361,598 USD 165.00 10/20/23 2,550
K92 Mining Inc. 750 CAD 432,750 CAD 8.00 02/16/24 11,320
Lundin Gold Inc. 290 CAD 442,250 CAD 19.50 10/20/23 4,484
Lundin Gold Inc. 290 CAD 442,250 CAD 18.50 11/17/23 3,843
OceanaGold Corp. 1,040 CAD 276,640 CAD 3.50 12/15/23 4,977
OceanaGold Corp. 290 CAD 77,140 CAD 3.50 02/16/24 3,416
Osisko Gold Royalties Ltd. 278 USD 326,650 USD 20.00 10/20/23 1,390
Osisko Mining Inc. 600 CAD 147,600 CAD 3.25 01/19/24 2,429
Tyson Foods Inc., Cl. A 125 USD 631,125 USD 55.00 01/19/24 15,625
Zoetis Inc. 70 USD 1,217,860 USD 185.00 10/20/23 4,200
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 143,135
Exchange Traded Put Options Written — (0.6)%
Energy Select Sector SPDR ETF 300 USD 2,711,700 USD 70.00 10/20/23 $ 300
Energy Select Sector SPDR ETF 250 USD 2,259,750 USD 85.00 12/15/23 40,250
SPDR S&P 500 ETF Trust 60 USD 2,564,880 USD 430.00 12/15/23 69,480
Utilities Select Sector SPDR Fund 450 USD 2,651,850 USD 60.00 12/15/23 101,700
VanEck Agribusiness ETF 145 USD 1,141,150 USD 81.00 10/20/23 38,425
VanEck Gold Miners ETF 570 USD 1,555,416 USD 30.00 10/20/23 179,550
VanEck Gold Miners ETF 578 USD 1,577,246 USD 28.00 11/17/23 99,416
VanEck Gold Miners ETF 780 USD 2,128,464 USD 27.00 12/15/23 113,880
VanEck Gold Miners ETF 394 USD 1,075,147 USD 27.00 01/19/24 74,860
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 717,861
TOTAL OPTIONS WRITTEN $ 2,994,836